BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Short-term bank borrowings	$ 15,317	$ 79,063
Long-term bank borrowings, current portion	55,114	49,549
Total borrowings, current	70,431	128,612
Long-term bank borrowings, non-current portion	123,222	151,518
Total	$ 193,653	$ 280,130